Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Dec. 25, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the HRCC views the link between the Company’s performance and its NEO’s pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the discussion at the beginning of the section entitled “Compensation of Executive Officers — Compensation Discussion and Analysis.”
In accordance with SEC rules, the following table and supporting narrative contain information regarding compensation actually paid (“CAP”). Neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting SCT total compensation values for the applicable year as described in the footnotes to the following table.
The HRCC did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
Pay Versus Performance Table
							Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for CEO #1 ($)(1)	SCT Total for CEO #2 ($)(2)	CAP to CEO #1 ($)(1)	CAP Paid to CEO #2 ($)(2)	Average SCT Total for Other NEOs ($)(3)	Average CAP to Other NEOs ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	GAAP Net Income (Loss) (millions)	Adjusted Operating Cash Flow (millions)(6)
2024	N/A	$27,251,192	N/A	$24,342,316	$5,121,209	$4,503,031	N/A	N/A	$459	$494
2023	N/A	$14,089,756	N/A	$524,667	$6,659,753	$3,028,813	N/A	N/A	$(1,670)	$557
2022	$6,626,033	$6,431,741	$6,626,033	$5,514,924	$2,854,557	$2,650,330	$42	$111	$(911)	$692
2021	$8,975,983	N/A	$8,978,348	N/A	$3,329,371	$3,327,359	N/A	N/A	$(717)	$829
2020	$14,887,538	N/A	$13,838,104	N/A	$4,497,889	$4,249,842	N/A	N/A	$(945)	$866
(1)
Mark Trudeau served as our CEO in 2020, 2021, and 2022.

(2)
Sigurdur O. Olafsson served as our CEO in 2022, 2023 and 2024.

(3)
Our other NEOs serving in 2020 were Bryan M. Reasons, Hugh M. O’Neill, Steven J. Romano and Mark J. Casey. Our other NEOs serving in 2021 were Mr. O’Neill and Dr. Romano. Our other NEOs serving in 2022 were Mr. Reasons, Mr. O’Neill, Dr. Romano, Mark A. Tyndall, Stephen Welch and Henriette Nielsen. Our other NEOs serving in 2023 were Mr. Reasons and Dr. Richardson. Our other NEOs serving in 2024 were Mr. Reasons, Ms. Nielsen, Ms. French and Mr. Tyndall.

(4)
Assumes a hypothetical initial investment of $100 in new ordinary shares issued on June 17, 2022. The 2022 Total Shareholder Return (“TSR”) covers the period from June 17, 2022 through December 30, 2022, reflecting the portion of fiscal 2022 after our emergence from the 2020 Bankruptcy Proceedings. TSR is not applicable for fiscal years 2020 and 2021 as the Company’s stock ceased being traded in connection with the 2020 Bankruptcy Proceedings. TSR is not applicable for fiscal years 2023 and 2024 as the Company’s stock ceased being traded in connection with the 2023 Bankruptcy Proceedings.

(5)
Peer Group used for TSR comparisons reflects the NYSE Pharmaceuticals Index. The 2022 TSR covers the period from June 17, 2022 through December 30, 2022, reflecting the portion of fiscal 2022 after our emergence from the 2020 Bankruptcy Proceedings.

(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by us to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. For 2024, we selected adjusted operating cash flow. See the section entitled “— Fiscal 2024 Executive Compensation Decisions — 2024 STIP Awards” for an explanation of how adjusted operating cash flow is derived from our audited financial statements.

To calculate CAP for our CEOs and other NEOs, the following adjustments were made to SCT total pay.
	PEO #1: Mr. Trudeau					PEO #2: Mr. Olafsson
	2020	2021	2022	2023	2024	2020	2021	2022	2023	2024
SCT Total	$14,887,538	$8,975,983	$6,626,033	N/A	N/A	N/A	N/A	$6,431,741	$14,089,756	$27,251,192
Equity Deductions
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	$0	$0	$0	N/A	N/A	N/A	N/A	$(4,580,263)	$(10,000,012)	$(11,864,619)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	$0	$0	$0	N/A	N/A	N/A	N/A	$0	$0	$0
Equity Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$0	$0	$0	N/A	N/A	N/A	N/A	$3,663,446	$0	$8,955,743
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(672,936)	$0	$0	N/A	N/A	N/A	N/A	$0	$0	$0
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(184,900)	$2,365	$0	N/A	N/A	N/A	N/A	$0	$(483,585)	$0
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	$0	$0	$0	N/A	N/A	N/A	N/A	$0	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(191,599)	$0	$0	N/A	N/A	N/A	N/A	$0	$(3,081,492)	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	$0	$0	$0	N/A	N/A	N/A	N/A	$0	$0	$0
CAP	$13,838,104	$8,978,348	$6,626,033	N/A	N/A	N/A	N/A	$5,514,924	$524,667	$24,342,316
	Average Other NEOs(1)
	2020	2021	2022	2023	2024
SCT Total	$4,497,889	$3,329,371	$2,854,557	$6,659,753	$5,121,209
Equity Deductions
Deduction for amounts reported in the “Stock Awards” column in the SCT for applicable fiscal year	$0	$0	$(1,017,838)	$(2,728,094)	$(2,521,240)
Deduction for amounts reported in the “Option Awards” column in the SCT for applicable fiscal year	$0	$0	$0	$0	$0
Equity Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$0	$0	$814,101	$0	$1,903,063
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(186,366)	$(3,253)	$(352)	$0	$0
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(38,059)	$1,241	$(138)	$(132,472)	$0
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the year	$0	$0	$0	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(23,621)	$0	$0	$(770,375)	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	$0	$0	$0	$0	$0
CAP	$4,249,842	$3,327,359	$2,650,330	$3,028,813	$4,503,031

(1)
On November 14, 2023, in connection with our Emergence from the 2023 Bankruptcy Proceedings and the cancellation of all of our then-existing ordinary shares, all outstanding equity-based awards under the 2022 Plan were automatically cancelled without consideration and the 2022 Plan was of no further force and effect with respect to any equity-based awards thereunder. As a result, there were no outstanding equity awards at 2023 fiscal year-end.

The equity awards included above are comprised of PSUs, RSUs and stock options granted from 2016 through 2024. The following assumptions underpin the fair value calculations.
Fair values for PSUs subject to market-based measures such as Relative TSR have been calculated using a Monte Carlo valuation model. As a result of the cancellation of all of the outstanding PSUs in December 2020 due to none of the performance targets having potential to be met, no valuations were required for the 2021 measurement year. As a result of the cancellation of all of the outstanding PSUs following our emergence from the 2023 Bankruptcy Proceedings on November 14, 2023, no valuations were required for the 2023 measurement year. Fair values for stock options have been calculated using a Black-Scholes valuation model as of the relevant measurement date.

Company Selected Measure Name	Adjusted Operating Cash Flow
Named Executive Officers, Footnote
(1)
Mark Trudeau served as our CEO in 2020, 2021, and 2022.

(2)
Sigurdur O. Olafsson served as our CEO in 2022, 2023 and 2024.

(3)
Our other NEOs serving in 2020 were Bryan M. Reasons, Hugh M. O’Neill, Steven J. Romano and Mark J. Casey. Our other NEOs serving in 2021 were Mr. O’Neill and Dr. Romano. Our other NEOs serving in 2022 were Mr. Reasons, Mr. O’Neill, Dr. Romano, Mark A. Tyndall, Stephen Welch and Henriette Nielsen. Our other NEOs serving in 2023 were Mr. Reasons and Dr. Richardson. Our other NEOs serving in 2024 were Mr. Reasons, Ms. Nielsen, Ms. French and Mr. Tyndall.

Peer Group Issuers, Footnote
(5)
Peer Group used for TSR comparisons reflects the NYSE Pharmaceuticals Index. The 2022 TSR covers the period from June 17, 2022 through December 30, 2022, reflecting the portion of fiscal 2022 after our emergence from the 2020 Bankruptcy Proceedings.

Non-PEO NEO Average Total Compensation Amount	$ 5,121,209	$ 6,659,753	$ 2,854,557	$ 3,329,371	$ 4,497,889
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,503,031	3,028,813	2,650,330	3,327,359	4,249,842
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
List of Company Performance Measures
The following table lists the measures we believe are most important in linking compensation actually paid to company performance during 2024 (unranked). For further details on these measures and how they feature in our compensation plans, see the section entitled “— Fiscal 2024 Executive Compensation Decisions.”
Measure:
Adjusted operating cash flow
Adjusted EBITDA
Realized Value

Total Shareholder Return Amount			42
Peer Group Total Shareholder Return Amount			111
Net Income (Loss)	$ 459,000,000	$ (1,670,000,000)	$ (911,000,000)	$ (717,000,000)	$ (945,000,000)
Company Selected Measure Amount	494,000,000	557,000,000	692,000,000	829,000,000	866,000,000
PEO Name	Sigurdur O. Olafsson
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating cash flow
Non-GAAP Measure Description
(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by us to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. For 2024, we selected adjusted operating cash flow. See the section entitled “— Fiscal 2024 Executive Compensation Decisions — 2024 STIP Awards” for an explanation of how adjusted operating cash flow is derived from our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Realized Value
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,903,063	$ 0	$ 814,101	$ 0	$ 0
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(352)	(3,253)	(186,366)
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(132,472)	(138)	1,241	(38,059)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(770,375)	0	0	(23,621)
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,521,240)	(2,728,094)	(1,017,838)	0	0
Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Sigurdur O. Olafsson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	27,251,192	14,089,756	6,431,741
PEO Actually Paid Compensation Amount	24,342,316	524,667	5,514,924
Mark Trudeau [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,626,033	8,975,983	14,887,538
PEO Actually Paid Compensation Amount			6,626,033	8,978,348	13,838,104
PEO | Sigurdur O. Olafsson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,955,743	0	3,663,446
PEO | Sigurdur O. Olafsson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sigurdur O. Olafsson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(483,585)	0
PEO | Sigurdur O. Olafsson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sigurdur O. Olafsson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,081,492)	0
PEO | Sigurdur O. Olafsson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sigurdur O. Olafsson [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,864,619)	(10,000,012)	(4,580,263)
PEO | Sigurdur O. Olafsson [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	0
PEO | Mark Trudeau [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mark Trudeau [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(672,936)
PEO | Mark Trudeau [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,365	(184,900)
PEO | Mark Trudeau [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mark Trudeau [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(191,599)
PEO | Mark Trudeau [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mark Trudeau [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mark Trudeau [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0